Discontinued Operations (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Discontinued Operations [Line Items]
Non-current assets	$ 3,221,736	$ 3,120,151	$ 2,876,905
Current assets	579,478	507,125	394,722
Total assets	3,801,214	3,627,276	3,271,627
Non-current liabilities	2,272,050	2,161,176	1,955,490
Current liabilities	732,022	662,776	482,036
Total liabilities	3,004,072	2,823,952	2,437,526
Total attributable to owners of the parent	461,783	449,150	462,759
Non-controlling interests	335,359	354,174	371,342
Total equity and liabilities	3,801,214	3,627,276	3,271,627
Discontinued operations
Disclosure Of Discontinued Operations [Line Items]
Non-current assets	0	13,721	460,499
Current assets	0	38,997	228,663
Total assets	0	52,718	689,162
Non-current liabilities	0	6,552	279,662
Current liabilities	0	30,551	157,315
Total liabilities	0	37,103	436,977
Total attributable to owners of the parent	0	15,304	185,529
Non-controlling interests	0	311	66,656
Total equity and liabilities	$ 0	$ 52,718	$ 689,162